PYXIS FUNDS II

Supplement dated September 21, 2012 to the Summary Prospectus for each of

Pyxis Short-Term Government Fund, Pyxis Government Securities Fund, Pyxis International Equity Fund, Pyxis U.S. Equity Fund, Pyxis Fixed Income Fund, Pyxis Global Equity Fund and Pyxis Core America Equity Fund

and the Pyxis Funds II Prospectus and Statement of Additional Information,

each dated February 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and

Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of

Additional Information.

The following information supplements and supersedes any information to the contrary relating to Pyxis Short-Term Government Fund, Pyxis Government Securities Fund, Pyxis International Equity Fund, Pyxis U.S. Equity Fund (each, an “Acquired Fund”) and Pyxis Fixed Income Fund, Pyxis Global Equity Fund and Pyxis Core America Equity Fund (each, an “Acquiring Fund,” and together with the Acquired Funds, the “Funds”), each a series of Pyxis Funds II (the “Trust”), contained in the Funds’ Prospectus and Statement of Additional Information, each dated and supplemented as noted above.

At a meeting held on September 13-14, 2012, the Trust’s Board of Trustees (the “Board”) approved the reorganization of each Acquired Fund into the corresponding Acquiring Fund listed in the table below (each, a “Consolidation”):

Acquired Fund	Acquiring Fund
Pyxis Short-Term Government Fund	Pyxis Fixed Income Fund
Pyxis Government Securities Fund	Pyxis Fixed Income Fund
Pyxis International Equity Fund	Pyxis Global Equity Fund
Pyxis U.S. Equity Fund	Pyxis Core America Equity Fund

Subject to a number of conditions, it is currently expected that the Consolidations will be completed on or around September 30, 2012 (the “Closing Date”). The Consolidations will be effected at the relative net asset values of the Funds as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date. The Consolidations will be effectuated by (i) transferring all of the assets of each Acquired Fund in exchange solely for Class A shares (“Class A Acquisition Shares”), Class B shares (“Class B Acquisition Shares”), Class C shares (“Class C Acquisition Shares”), Class R shares (“Class R Acquisition Shares”) and Class Y shares (“Class Y Acquisition Shares”) of beneficial interest of its corresponding Acquiring Fund, respectively; (ii) the assumption by each Acquiring Fund of the liabilities of its corresponding Acquired Fund; (iii) the distribution of the each class of Acquisition Shares to the shareholders of the corresponding class of each Acquired Fund pro rata, with each Acquired Fund shareholder receiving such class of Acquisition Shares having a net asset value equivalent to the net asset value of the corresponding class of shares that such shareholder owned of the Acquired Fund; and (iv) the termination, dissolution and complete liquidation of each Acquired Fund. The Consolidations will be done in accordance with agreements and plans of reorganization, which may be amended, modified or supplemented in accordance with the terms of such agreements and plans of reorganization or may be terminated at any time by the Board of Trustees of the Trust.

It is anticipated that each Consolidation will be tax-free to each Acquired Fund and its shareholders, such that no gain or loss will generally be recognized by each Acquired Fund or its shareholders as a direct result of the Consolidation for U.S. federal income tax purposes; each Consolidation is conditioned on the receipt of an opinion of tax counsel to that effect. However, there is a chance that one or more Consolidations will have some adverse tax consequences for investors, including due to potential limitations on the use of pre-Consolidation carryforward losses by the combined funds resulting from the Consolidations or the blending of the tax attributes of each Acquired Fund with its Acquiring Fund at the time of their Consolidation. Further, a Consolidation may result in increased and/or accelerated distributions to shareholders before or after the Consolidation, which generally will be taxable to shareholders as capital gain or ordinary income, including as a result of the sale of portfolio securities in connection with the Consolidation. At any time prior to a Consolidation, a shareholder may redeem shares of an Acquired Fund. Such a redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes, which would be taxable to a shareholder that holds the shares in a taxable account. Additionally, Fund shareholders will not incur any sales load or similar transaction charges as part of the merger transactions. Please contact Pyxis Capital, L.P. at 1-877-665-1287 if you have questions about the Consolidations or your account. Pyxis Capital, L.P., the Funds’ investment adviser (“Pyxis”), has agreed to pay all Fund expenses associated with the Consolidations. Consummation of each Consolidation does not require a vote of the shareholders of any Acquired Fund or the shareholders of any Acquiring Fund. Prior to each Consolidation, Acquired Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the

Prospectuses, until the close of business two business days prior to the Closing Date. Each class of shares of each Acquired Fund that does not have assets as of the close of business seven business days prior to the Closing Date will be closed to purchases and incoming exchanges on or about seven business days prior to the Closing Date.

In connection with the Consolidations, each Acquiring Fund’s annual fund operating expenses and accompanying expense example are amended and restated as follows, effective as of the Closing Date:

Pyxis Fixed Income Fund

	Class A	Class B	Class C1	Class R	Class Y
Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.25%	0.85%	1.00%	0.50%	None
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.89%	1.49%	1.64%	1.14%	0.64%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.

Pyxis Global Equity Fund

	Class A	Class B	Class C1	Class R	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.73%	0.73%	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.73%	2.48%	2.48%	1.98%	1.48%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company I which the Fund invests or has invested during the period.

Pyxis Core America Equity Fund

	Class A	Class B	Class C1	Class R	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses[2]	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	1.24%	0.74%
1	Class C shares are subject to a 1% contingent deferred sales charge (“CDSC”) for redemption of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
2	“Other Expenses” include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. “Acquired Fund” means any investment company I which the Fund invests or has invested during the period.

Pursuant to applicable law, a shareholder vote is not required to effect the Consolidations. As a result, the foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquired or Acquiring Funds, nor is it a solicitation of any proxy. For more information regarding the Acquired or Acquiring Funds please call 1-877-665-1287 or visit the Funds’ Web site at www.pyxisais.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.